Quarterly Financial Results (Unaudited) (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011
Net pretax benefit												$ (751.3)	$ (606.2)	$ (1,170.7)
Net benefit after tax	(180.3)	(124.0)	(174.2)	(115.0)	(114.1)	(13.6)	(9.8)	(128.2)	(184.5)	(623.9)	(403.3)	(527.3)	(336.1)	(846.9)
Contra-revenue	10.4		12.0							30.7	33.7	44.5	42.5	38.6
Expenses	2,408.6	2,419.8	2,422.1	2,417.6	2,347.0	2,358.0	2,438.6	2,537.8	2,437.7	7,246.9	7,186.7	9,606.5	9,772.1	9,863.7
Equity earnings in affiliates	47.3	43.7	43.0	44.0	27.5	44.4	47.8	33.5	27.7	136.0	114.5	158.2	153.4	117.3
Percentage of noncontrolling interest						30.00%							30.00%		30.00%
Recognized pretax gain included in the "Other income (expense)"						59.1
State
Valuation allowance on state net operating losses		47.8										47.8
Purchase accounting | Restatement adjustment
Net pretax benefit							55.4
Net benefit after tax							31.5
Contra-revenue							1.6
Expenses							44.3
Equity earnings in affiliates							$ 12.7
Occurrence period of errors and cumulative correction							4 years